Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 56.7%
Adecoagro SA(a)	38,163	$235,847
Arcos Dorados Holdings Inc., Class A	45,107	222,377
Banco BBVA Argentina SA, ADR(a)(b)	25,885	82,832
Banco Macro SA, ADR(a)	16,054	256,382
Central Puerto SA, ADR	35,308	95,332
Corp. America Airports SA(a)(b)	11,482	36,053
Cresud SACIF y A, ADR(a)(b)	11,699	46,445
Despegar.com Corp.(a)	18,741	206,901
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	7,370	24,911
Globant SA(a)	7,708	1,454,345
Grupo Financiero Galicia SA, ADR	37,852	325,906
Grupo Supervielle SA, ADR(b)	22,795	43,538
IRSA Inversiones y Representaciones SA, ADR(a)	8,305	36,210
IRSA Propiedades Comerciales SA, ADR	2,261	22,610
Loma Negra Cia Industrial Argentina SA, ADR	21,483	117,942
Pampa Energia SA, ADR(a)	17,701	249,407
Telecom Argentina SA, ADR	31,546	265,933
Transportadora de Gas del Sur SA, Class B(a)	25,500	139,485
YPF SA, ADR(a)	63,492	319,365

		4,181,821

Canada — 7.4%
SSR Mining Inc.(a)	15,046	279,115
Yamana Gold Inc.	51,658	270,269

		549,384

Chile — 7.2%
Cencosud SA	153,481	263,469
Cia. Cervecerias Unidas SA	38,170	268,225

		531,694

United Kingdom — 0.1%
Phoenix Global Resources PLC(a)	125,621	10,272

United States — 24.8%
MercadoLibre Inc.(a)(b)	1,176	1,826,716

Total Common Stocks — 96.2% (Cost: $9,781,403)		7,099,887

Security	Shares	Value

Preferred Stocks

Chile — 3.5%
Embotelladora Andina SA, Class B, Preference Shares, NVS	113,025	$254,186

Total Preferred Stocks — 3.5% (Cost: $272,648)		254,186

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(c)(d)(e)	286,268	286,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	10,000	10,000

		296,440

Total Short-Term Investments — 4.0% (Cost: $296,445)		296,440

Total Investments in Securities — 103.7% (Cost: $10,350,496)		7,650,513

Other Assets, Less Liabilities — (3.7)%		(272,229)

Net Assets — 100.0%		$7,378,284

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$335,147	$—		$(48,594	)(a)	$(80)	$(33)	$286,440	286,268	$576	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—		—	—	10,000	10,000	1		—

						$(80)	$(33)	$296,440		$577		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Argentina and Global Exposure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,099,887	$—	$—	$7,099,887
Preferred Stocks	254,186	—	—	254,186
Money Market Funds	296,440	—	—	296,440

	$7,650,513	$—	$—	$7,650,513

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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